SHAREHOLDERS' EQUITY (Narrative) (Details)	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 ILS		Dec. 31, 2012 ILS		Dec. 31, 2013 2003 Israel Plan [Member]	Dec. 31, 2012 2003 Israel Plan [Member]	Dec. 31, 2013 2007 U.S. Plan [Member]	Dec. 31, 2012 2007 U.S. Plan [Member]	Dec. 31, 2013 2009 Israel Equity Plan [Member]	Dec. 31, 2010 2009 Israel Equity Plan [Member]
SHAREHOLDERS' EQUITY [Abstract]
Authorized capital			1,000,000
Ordinary shares, shares authorized	50,000,000		50,000,000		50,000,000
Ordinary shares, par value per share			0.02		0.02
Unrecognized compensation cost	$ 29,668,000
Unrecognized compensation cost, period for recognition	2 years		2 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period							10 years		10 years		10 years
Vesting period							4 years		4 years
Shares available for issuance							291,627		240,650		2,500,000
Granted	647,350		647,350									41,120
Options outstanding	1,621,620	[1]	1,621,620	[1]	1,581,875	[2]	402,590	489,314	55,788	57,788	9,106
RSUs outstanding							1,048,212	903,850	105,924	89,275

[1]	Includes (i) 467,484 stock options with weighted average exercise price of $ 14.41, with weighted average remaining contractual term of 1.81 years and with aggregate intrinsic value of $ 4,768; and (ii) 1,154,136 RSUs, with weighted average remaining contractual term of 1.23 years and with aggregate intrinsic value of $ 28,392.
[2]	Includes (i) 588,750 stock options with weighted average exercise price of $ 13.76 and (ii) 993,125 RSUs.